Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill impairment write-down	$ 0	$ 0